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        C I T I F U N D S(SM)
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        C A S H   R E S E R V E S


SEMI-ANNUAL REPORT
                                                              C I T I F U N D S
FEBRUARY 29, 2000






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   INVESTMENT PRODUCTS: NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
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TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Fund Performance                                                               4
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CITIFUNDS CASH RESERVES

Statement of Assets and Liabilities                                            5
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Statement of Operations                                                        5
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Statement of Changes in Net Assets                                             6
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Financial Highlights                                                           7
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Notes to Financial Statements                                                  9
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      12
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Statement of Assets and Liabilities                                           15
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Statement of Operations                                                       16
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Statement of Changes in Net Assets                                            17
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Financial Highlights                                                          18
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Notes to Financial Statements                                                 19
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LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   Rising interest rates during the reporting period have benefited money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000, for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued robust growth of the U.S. economy.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Cash Reserves with the goal of achieving its investment objective: providing liquidity and as high a level of current income as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

     THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY MONEY MARKET INVESTORS. Yields on most money market securities ended the six-month reporting period higher than where they began, reflecting the general trend of higher short-term interest rates in a period of rising interest rates.

     The economic conditions that led to higher rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. Even concerns regarding potential Y2K-related problems did not cause the rate of economic growth to moderate significantly.

     As a result of these influences, many investors became concerned that unsustainable economic growth might cause long-dormant inflationary pressures to resurface. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates three 25-basis point increments during 1999 and raised rates an additional 25 basis points on February 2, 2000.

     THE FUND'S MANAGERS' PRIMARY STRATEGY DURING MOST OF THE SIX-MONTH PERIOD WAS TO ACTIVELY MANAGE THE FUND'S AVERAGE MATURITY according to their outlook regarding the direction of interest rates and prevailing yields among money market instruments of different maturities. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.) When the six-month reporting period began, the managers maintained the Fund's neutral average maturity, striking a balance between the need for flexibility during a period of rising interest rates while purchasing securities they believed to be of compelling values. Toward the end of 1999, the Fund's average maturity was reduced in order to enhance liquidity and keep assets available for higher-yielding securities as they became available.

     Beginning in the middle of January 2000, the Fund's managers began to gradually extend the Fund's average maturity to take advantage of higher-yielding opportunities among money market instruments with moderately longer maturities. As of February 29, 2000, the Fund's average maturity was 85 days.

     ADDITIONALLY, THE MANAGERS ACTIVELY MANAGED THE MIX OF MONEY MARKET INSTRUMENTS WITHIN THE PORTFOLIO. As interest rates rose, commercial paper and bank certificates of deposit represented the most attractive values, in the managers' opinion. For example, toward year-end 1999, the managers shifted assets to high quality, U.S. dollar-denominated CDs issued by foreign banks (known as Yankee CDs) in order to capture higher yields. On the other hand, the managers generally avoided U.S. Treasury bills, which offered relatively low yields throughout the six-month period.

     Looking forward, the Fund's managers believe that investors are expecting more rate hikes from the Fed, and that future increases have already been incorporated in the yields of money market securities. Accordingly, THE FUND'S MANAGERS BELIEVE THAT OVER THE LONGER TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE U.S. ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Therefore, the managers are carefully looking for opportunities to take advantage of changes in interest rates, including possibly extending the Fund's average maturity further to lock in higher yields when deemed appropriate.

FUND FACTS

FUND OBJECTIVE

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER                       DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARKS*
August 31, 1984                          o Lipper Taxable Money Market
                                           Funds Average
NET ASSETS AS OF 2/29/00                 o IBC Financial Data 1st Tier Taxable
Class N Shares $2,674.6 million            Money Market Funds Average
Class A Shares $6.8 million
Class B Shares $960,935

* The Lipper Funds Average and IBC Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS


                                                                            SINCE
                                                                          JANUARY 4,
ALL PERIODS ENDED FEBRUARY 29, 2000   SIX       ONE     FIVE      TEN       1999
(UNAUDITED)                          MONTHS**   YEAR    YEARS*   YEARS*  (INCEPTION)*
=====================================================================================
CitiFunds Cash Reserves (Class N)     2.51%     4.82%    5.08%   4.85%       --
CitiFunds Cash Reserves (Class A)     2.51%     4.81%      --      --      4.79%
CitiFunds Cash Reserves (Class B)     2.13%     4.03%      --      --      4.00%
Lipper Taxable Money Market
  Funds Average                       2.42%     4.63%    4.94%   4.75%     4.56%+
IBC Financial Data 1st Tier
  Taxable Money Market Funds Average  2.49%     4.73%    4.98%   4.78%     4.67%+

 * Average Annual Total Return
** Not Annualized
 + Since 12/31/98

7-DAY YIELDS
Annualized Current   5.21%
Effective            5.34%

THE ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

THE EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CASH RESERVES (Class N)
VS. IBC FINANCIAL DATA 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Cash Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund Report(TM), for the one-year period.

       [The following table represents a line chart in the printed piece.]

                               CitiFunds
                               Institutional           Donoghue Instit.
                               Liquid Reserves         Taxable Avg
                               ---------------         ----------------
3/2/99                         4.41                    4.27
                               4.37                    4.25
                               4.37                    4.24
                               4.36                    4.22
                               4.39                    4.22
                               4.39                    4.25
                               4.34                    4.21
                               4.33                     4.2
                               4.31                    4.19
                               4.38                    4.21
                               4.32                    4.19
                               4.35                    4.18
5/25/99                        4.32                    4.18
                               4.35                    4.22
                                4.3                    4.21
                               4.43                    4.22
                               4.34                    4.22
                                4.4                    4.26
                               4.53                    4.31
                               4.45                    4.33
                               4.49                    4.36
                               4.51                    4.38
                               4.54                    4.41
                               4.51                    4.41
                               4.55                    4.45
                               4.55                    4.48
8/31/99                        4.69                    4.55
                                4.7                    4.58
                                4.7                     4.6
                               4.75                    4.63
                               4.76                    4.65
                                4.8                    4.67
                               4.77                     4.7
                               4.81                    4.73
                               4.82                    4.76
                               4.91                     4.8
                                4.9                     4.8
                               4.95                    4.86
                               5.03                    4.91
11/30/99                        5.1                    4.97
                               5.08                       5
                                5.1                    5.06
                               5.12                    5.12
                                5.1                    5.15
                               4.98                    5.05
                                5.1                    5.15
                               5.13                    5.13
                               5.11                     5.1
                               5.12                    5.11
                               5.12                    5.12
                               5.16                    5.16
                               5.18                    5.16
2/29/00                        5.21                    5.19


Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
==================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)           $2,694,651,982
Receivable for shares of beneficial interest sold                          373,973
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  Total assets                                                       2,695,025,955
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LIABILITIES:
Dividends payable                                                        9,236,443
Payable for shares of beneficial interest repurchased                    1,993,003
Payable to affiliate-Shareholder Servicing Agents' fees (Note 3B)          537,509
Accrued expenses and other liabilities                                     812,230
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  Total liabilities                                                     12,579,185
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NET ASSETS                                                          $2,682,446,770
==================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $2,682,446,770
==================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($2,674,636,962/2,674,636,962 shares outstanding)                   $         1.00
==================================================================================
CLASS A SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($6,848,873/6,848,873 shares outstanding)                           $         1.00
==================================================================================
CLASS B SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($960,935/960,935 shares outstanding)                               $         1.00
==================================================================================


CITIFUNDS CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
==================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                  $74,838,959
Allocated expenses from Cash Reserves Portfolio       (1,315,274)
----------------------------------------------------------------------------------
                                                                     $73,523,685
EXPENSES:
Administrative fees (Note 3A)                          4,593,380
Shareholder Servicing Agents' fees Class N (Note 3B)   3,267,426
Shareholder Servicing Agents' fees Class A (Note 3B)      13,042
Shareholder Servicing Agents' fees Class B (Note 3B)         518
Distribution fees Class N (Note 4)                     1,312,394
Distribution fees Class A (Note 4)                        10,433
Distribution/Service fees Class B (Note 4)                 1,553
Registration fees                                         38,718
Legal fees                                                35,979
Shareholder reports                                       29,522
Custody and fund accounting fees                          22,431
Transfer agent fees                                       19,986
Trustees' fees                                            13,263
Audit fees                                                 6,300
Other                                                      9,795
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  Total expenses                                       9,374,740
Less aggregate amount waived by Administrator
and Distributor (Notes 3A and 4)                      (1,499,930)
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  Net expenses                                                         7,874,810
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Net investment income                                                $65,648,875
=================================================================================

See notes to financial statements

CITIFUNDS CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                SIX MONTHS ENDED
                                               FEBRUARY 29,  2000    YEAR ENDED
                                                   (Unaudited)     AUGUST 31, 1999
==================================================================================
From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Class N shares                                  $    65,380,870    $   112,961,346
Class A shares                                          259,024            156,220
Class B shares                                            8,981              1,633
----------------------------------------------------------------------------------
                                                     65,648,875        113,119,199
==================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
CLASS N
Proceeds from sale of shares                        973,405,430      1,886,643,101
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                       11,362,237         19,740,194
Cost of shares repurchased                         (896,518,819)    (1,518,438,323)
----------------------------------------------------------------------------------
Total Class N                                        88,248,848        387,944,972
----------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
CLASS A
Proceeds from sale of shares                         52,781,177         31,613,958*
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                          258,724            155,314*
Cost of shares repurchased                          (54,526,474)       (23,433,826)*
----------------------------------------------------------------------------------
Total Class A                                        (1,486,573)         8,335,446
----------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
CLASS B
Proceeds from sale of shares                          1,965,293            264,341*
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                            8,670              1,552*
Cost of shares repurchased                           (1,172,772)          (106,149)*
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Total Class B                                           801,191            159,744
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NET INCREASE IN NET ASSETS                           87,563,466        396,440,162
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NET ASSETS:
Beginning of period                               2,594,883,304      2,198,443,142
----------------------------------------------------------------------------------
End of period                                   $ 2,682,446,770    $ 2,594,883,304
==================================================================================

* January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS CASH RESERVES

FINANCIAL HIGHLIGHTS

                                                                          CLASS N
                                                    --------------------------------------------------------
                                 SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                 FEBRUARY 29, 2000  --------------------------------------------------------
                                   (Unaudited)      1999        1998         1997         1996         1995
============================================================================================================
Net Asset Value, beginning of
  period                           $1.00000      $1.00000    $1.00000     $1.00000     $1.00000     $1.00000
Net investment income               0.02486       0.04536     0.05050      0.04940      0.05039      0.05174
Less dividends from net
  investment income                (0.02486)     (0.04536)   (0.05050)    (0.04940)    (0.05039)    (0.05174)
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period     $1.00000      $1.00000    $1.00000     $1.00000     $1.00000     $1.00000
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $2,674,637    $2,586,388  $2,198,443   $1,827,181   $1,468,177     $931,886
Ratio of expenses to average
  net assets+                         0.70%*        0.70%       0.70%        0.70%        0.69%        0.69%
Ratio of net investment income
  to average net assets+              4.99%*        4.53%       5.05%        4.96%        5.02%        5.17%
Total return                          2.51%**       4.63%       5.17%        5.05%        5.16%        5.30%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                        $0.02369    $0.04301    $0.04814     $0.04697     $0.04766     $0.04895
RATIOS:
Expenses to average net
  assets+                             0.94%*      0.94%       0.94%        0.95%        0.96%        0.97%
Net investment income to
  average net assets+                 4.75%*      4.29%       4.81%        4.71%        4.75%        4.89%
==========================================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                                    CLASS A
                                                    ---------------------------------------
                                                                          FOR THE PERIOD
                                                                         JANUARY 4, 1999
                                                     SIX MONTHS ENDED     (Commencement
                                                    FEBRUARY 29, 2000      of Operations)
                                                       (Unaudited)      TO AUGUST 31, 1999
===========================================================================================
Net Asset Value, beginning of period                    $1.00000              $1.00000
Net investment income                                    0.02486               0.02897
Less dividends from net investment income               (0.02486)             (0.02897)
-------------------------------------------------------------------------------------------
Net Asset Value, end of period                          $1.00000              $1.00000
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                 $6,849                $8,335
Ratio of expenses to average net assets+                  0.70%*                0.70%*
Ratio of net investment income to average net assets+     4.99%*                4.49%*
Total return                                             2.51%**               2.89%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                         $0.02369              $0.02746
RATIOS:
Expenses to average net assets+                           0.94%*                0.94%*
Net investment income to average net assets+              4.75%*                4.25%*
===========================================================================================


                                                                     CLASS B
                                                    ---------------------------------------
                                                                          FOR THE PERIOD
                                                                         JANUARY 4, 1999
                                                     SIX MONTHS ENDED     (Commencement
                                                    FEBRUARY 29, 2000      of Operations)
                                                       (Unaudited)      TO AUGUST 31, 1999
===========================================================================================
Net Asset Value, beginning of period                    $1.00000              $1.00000
Net investment income                                    0.02113               0.02406
Less dividends from net investment income               (0.02113)             (0.02406)
-------------------------------------------------------------------------------------------
Net Asset Value, end of period                          $1.00000              $1.00000
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                   $961                  $160
Ratio of expenses to average net assets+                  1.45%*                1.45%*
Ratio of net investment income to average net assets+     4.24%*                3.71%*
Total return                                             2.13%**               2.41%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                         $0.02015              $0.02258
RATIOS:
Expenses to average net assets+                           1.69%*                1.69%*
Net investment income to average net assets+              4.00%*                3.47%*
===========================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Cash Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a
Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (19.4% at February 29, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

   The Fund offers Class N, Class A and Class B shares. The Fund commenced its public offering of Class A and Class B shares on January 4, 1999. Each class has different eligibility requirements and its own combination of charges and fees. Class N, which has no sales charge, is the share class generally available for new investments. Class A and Class B shares are available only by exchange from Class A or Class B shares or other Funds in the CitiFunds Family of Funds. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. Class N and Class A shares have lower expenses than Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION VALUATION of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can oth-

CITIFUNDS CASH RESERVES
erwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000 management agreed to voluntarily limit Fund expenses to 0.70% for Class N and Class A and 1.45% for Class B, inclusive of Portfolio allocated expenses.

   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets. The Administrative fees amounted to $4,593,380 of which $176,585 was voluntarily waived, for the six months ended February 29, 2000. Citibank acts as Sub-Administrator and performs certain duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of each Fund's classes of shares represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees

CITIFUNDS CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

amounted to $3,267,426, $13,042 and $518 for Class N, Class A and Class B shares, respectively, of which $518 was voluntarily waived for Class B for the six months ended February 29, 2000.

4. DISTRIBUTION FEES/SERVICE FEES The Fund has adopted a Plan of Distribution for Class N and Class A and a Distribution/Service fee for Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10%, 0.20% and 0.75% of the Fund's Class N, Class A and Class B shares, respectively average daily net assets. The Distribution fees for Class N amounted to $1,312,394, for Class A $10,433, all of which was voluntarily waived and Class B $1,553 for the six months ended February 29, 2000. The Distributor may also receive an additional fee from Class N shares at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 29, 2000.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $699,994,696 and $687,338,985, respectively, for the six months ended February 29, 2000.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000

(Unaudited)

                                             PRINCIPAL
                                              AMOUNT
ISSUER                                    (000'S OMITTED)       VALUE
-------------------------------------------------------------------------
ASSET BACKED -- 10.1%
-------------------------------------------------------------------------
Lincs-Ser,*
  5.91% due 4/15/00                            $ 100,000   $  100,000,000
Restructured Asset Securities,*
  5.91% due 6/02/00                              250,000      250,000,000
Steers,
  6.16% due 10/02/00                             365,000      365,197,809
Strategic Money Market Trust Receipts,*
  6.18% due 3/15/00                              240,000      240,000,000
  6.15% due 9/13/00                              350,000      350,029,338
Strats Trust*,
  5.98% due 8/18/00                              100,000      100,000,000
                                                           --------------
                                                            1,405,227,147
                                                           --------------

BANK NOTES -- 7.1%
-------------------------------------------------------------------------
Bank of America,
  6.00% due 3/13/00                              125,000      125,000,000
  6.46% due 11/09/00                             100,000      100,000,000
  6.48% due 11/20/00                              50,000       50,000,000
  6.18% due 11/22/00                             100,000       95,433,667
FCC National Bank,
  5.85% due 3/20/00                              164,000      164,000,000
First USA Bank,
  5.93% due 8/29/00                              100,000       99,981,049
Morgan Guaranty
  Trust Co,*
  5.90% due 5/10/00                              210,000      209,984,252
Nationsbank,
  5.39% due 6/01/00                               43,000       42,940,801
Westpac Banking Corp,
  5.20% due 5/11/00                              100,000       99,988,767
                                                              -----------
                                                              987,328,536
                                                              -----------

CERTIFICATES OF DEPOSIT (Domestic) -- 1.5%
-------------------------------------------------------------------------
Bankers Trust Co.,*
  6.01% due 5/15/00                              200,000      199,981,963
                                                           --------------

CERTIFICATES OF DEPOSIT (Euro) -- 8.5%
-------------------------------------------------------------------------
Den Danske Bank,
  6.06% due 5/04/00                               80,000       80,005,382
Dresdner Bank,
  5.93% due 8/07/00                               50,000       50,001,056
  6.02% due 3/06/00                               50,000       50,000,062
Landesbank Hessen
  Thuringen,
  5.19% due 3/01/00                               50,000       50,000,000
  5.12% due 4/26/00                              100,000       99,991,134
Merrill Lynch & Co. Inc.,
  5.92% due 3/02/01                             $500,000   $  499,900,000
Morgan Stanley Dean Witter Discover,
  5.98% due 11/24/00                             350,000      350,000,000
                                                           --------------
                                                            1,179,897,634
                                                           --------------

CERTIFICATES OF DEPOSIT (Yankee) -- 38.5%
-------------------------------------------------------------------------
Abbey National Treasury Services,*
  5.94% due 5/01/00                              350,000      349,962,187
Bank Austria,
  5.15% due 5/04/00                              100,000       99,996,622
  5.20% due 5/10/00                               35,000       34,995,478
  5.95% due 8/21/00                               75,000       74,983,021
  5.93% due 9/07/00                              100,000       99,975,124
  6.71% due 2/12/01                              135,000      134,951,161
Bank of Montreal,
  5.11% due 4/10/00                              100,000       99,994,723
Bank of Nova Scotia,
  6.71% due 2/05/01                              150,000      149,946,826
  6.74% due 2/16/01                               40,000       40,015,562
Barclays Bank Plc.,
  6.69% due 2/20/01                              100,000       99,967,614
Bayerische Hypo,
  5.16% due 4/03/00                              100,000       99,995,648
  5.10% due 4/12/00                              100,000       99,995,565
Bayerische Landesbank,
  5.86% due 9/27/00                               94,000       93,966,382
Bayerische Vereinsbank,
  5.15% due 3/23/00                              100,000       99,997,098
Bear Stearns Cos. Inc.,
  6.05% due 2/20/01                              250,000      250,000,000
Branch Bank & Trust,
  5.98% due 2/16/01                              300,000      299,887,620
Commerzbank,
  5.22% due 5/10/00                              100,000       99,990,772
  5.58% due 6/19/00                              160,000      159,986,127
  5.77% due 7/03/00                              120,000      119,984,391
  6.67% due 3/01/01                              100,000       99,952,547
Deutsche Bank,
  5.33% due 3/09/00                               50,000       50,000,738
  5.88% due  4/26/00*                            225,000      224,975,769
  5.51% due 6/08/00                               96,000       95,990,004
  5.71% due 7/10/00                              100,000       99,986,250
  6.20% due 10/18/00                             100,000       99,969,834
  6.45% due 1/08/01                              100,000       99,959,229
Lloyds Bank,
  5.67% due 7/17/00                              100,000       99,981,892
Nord Deutsche
  Landesbank,
  5.16% due 5/17/00                              100,000       99,987,813

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000

(Unaudited)

                                             PRINCIPAL
                                              AMOUNT
ISSUER                                    (000'S OMITTED)       VALUE
-------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (Yankee) -- (cont'd)
-------------------------------------------------------------------------
Rabobank Nederland,
  5.08% due 4/12/00                             $100,000     $ 99,994,456
  5.52% due 6/07/00                               62,000       61,933,420
  6.02% due 6/30/00                               71,000       70,987,238
  6.13% due 10/31/00                              50,000       47,924,306
  6.47% due 1/18/01                              100,000       99,957,928
  6.52% due 1/25/01                              140,000      139,939,851
  6.64% due 3/02/01                               95,000       94,954,899
Societe Generale,
  6.56% due 1/16/01                              108,000      107,954,895
Svenska Handelsbanken,
  5.28% due 3/03/00                              120,000      120,000,488
  5.23% due 5/10/00                              100,000       99,992,618
  5.59% due 6/19/00                               50,000       49,995,665
Toronto Dominion,
  5.15% due 4/27/00                              100,000       99,992,481
  6.71% due 2/07/01                               90,000       89,979,907
UBS AG Stamford,
  5.29% due 5/19/00                              260,000      259,626,107
  5.29% due 5/22/00                               85,000       84,990,821
  5.34% due 5/24/00                               50,000       49,994,380
  5.60% due 6/26/00                               25,000       24,996,159
  5.76% due 7/05/00                               50,000       49,975,102
  5.93% due 10/02/00                              50,000       49,865,478
  6.24% due 12/06/00                              50,000       49,972,593
  6.23% due 12/07/00                             120,000      119,942,776
                                                          ---------------
                                                            5,352,367,565
                                                          ---------------

COMMERCIAL PAPER -- 26.5%
-------------------------------------------------------------------------
ABN-Amro Bank,
  5.95% due 8/07/00                               50,000       48,686,042
  6.03% due 10/10/00                             100,000       96,264,750
Abbey National North America,
  5.21% due 3/03/00                              170,000      169,950,794
Alpine Securitization Corp.,
  5.80% due 3/10/00                               94,072       93,935,596
Aspen Funding Corp.,
  5.93% due 3/01/00                              250,000      250,000,000
Barton Capital Corp.,
  5.90% due 4/07/00                               36,449       36,227,977
Bear Stearns Cos. Inc.,
  5.79% due 3/24/00                              250,000      249,075,208
  5.79% due 5/12/00                              150,000      148,263,000
British Telecommunications
  Plc.,
  6.18% due 11/17/00                             100,000       95,519,500
Cregem North America Inc.,
  5.73% due 5/22/00                              125,000      123,368,542
  5.99% due 10/10/00                             100,000       96,289,528
Den Danske Bank,
  5.92% due 7/06/00                              160,000      156,658,489
  6.03% due 10/10/00                              50,000       48,132,375
Exxon Asset Mgmt.,
  5.88% due 3/01/00                               70,000       70,000,000
Exxon Corp.,
  5.90% due 3/01/00                              100,000      100,000,000
Four Winds Funding Corp.,
  5.79% due 3/10/00                              100,000       99,855,250
General Electric Capital
  Corp.,
  5.95% due 3/17/00                              200,000      199,471,111
  5.75% due 4/20/00                               50,000       49,600,694
General Electric Capital
  Services Inc.,
  5.75% due 4/20/00                              100,000       99,201,389
Greyhawk Capital Corp.,
  5.85% due 4/06/00                              130,000      129,239,500
  5.85% due 4/10/00                              100,000       99,350,000
International Nederland,
  6.18% due 11/17/00                             100,000       95,519,500
Johnson & Johnson,
  5.82% due 6/30/00                               43,380       42,531,415
  5.80% due 7/05/00                               50,000       48,985,000
  5.80% due 7/25/00                               25,000       24,411,944
  5.77% due 7/26/00                               50,000       48,821,958
Kittyhawk Funding,
  5.79% due 3/09/00                              105,611      105,475,114
Morgan Stanley Dean
  Witter Discover,
  5.90% due 3/01/00                              300,000      300,000,000
Moriarty Ltd.,
  5.87% due 4/10/00                              150,000      149,021,666
Pooled Accounts Receivable
  Capital Corp.,
  5.80% due 3/10/00                               42,042       41,981,039
Sigma Finance Corp.,
  6.22% due 3/15/00                              200,000      199,998,460
  5.75% due 5/17/00                               50,000       49,385,069
  5.75% due 5/22/00                               21,000       20,724,958
  5.75% due 5/30/00                               30,000       29,568,750
  6.20% due 11/21/00                              75,000       71,579,844
                                                          ---------------
                                                            3,687,094,462
                                                          ---------------

CORPORATE NOTES -- 1.4%
-------------------------------------------------------------------------
J. P. Morgan & Co., Inc.
  5.92% due 5/04/00                              200,000      200,000,000
                                                          ---------------

MEDIUM TERM NOTES -- 2.7%
-------------------------------------------------------------------------
Abbey National Treasury
  Services,
  6.19% due 10/18/00                            100,000        99,963,800
Credit Suisse,
  6.01% due 5/10/00                             200,000       200,000,000
Household Financial Corp.,
  6.15% due 9/14/00                              74,000        73,976,102
                                                          ---------------
                                                              373,939,902
                                                          ---------------

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000

(Unaudited)

                                             PRINCIPAL
                                              AMOUNT
ISSUER                                    (000'S OMITTED)       VALUE
-------------------------------------------------------------------------
TIME DEPOSITS -- 4.2%
-------------------------------------------------------------------------
BankAmerica,
  5.81% due 3/01/00                             $300,000  $   300,000,000
Barclays Bank Plc.,
  5.81% due 3/01/00                              285,155      285,155,000
                                                          ---------------
                                                              585,155,000
                                                          ---------------

UNITED STATES GOVERNMENT AGENCY -- 2.7%
-------------------------------------------------------------------------
Federal Home Loan Bank,
  5.97% due 12/01/00                             100,000       99,892,555
Federal Home Loan Bank
  Consumer Discount
  Notes,
  5.39% due 7/28/00                               50,000       48,884,569
Federal Home Loan
  Mortgage Discount
  Notes,
  5.21% due 3/09/00                               48,062       48,006,355
  5.16% due 6/13/00                               50,000       49,254,667
  5.22% due 6/15/00                              135,000      132,925,050
                                                          ---------------
                                                              378,963,196
                                                          ---------------
UNITED STATES TREASURY BILLS -- 2.3%
-------------------------------------------------------------------------
 United States Treasury Bills,
  5.21% due 11/09/00                              50,000       48,169,264
  5.28% due 11/09/00                              50,000       48,144,667
  5.40% due 11/09/00                              50,000       48,102,500
  5.56% due 11/09/00                             100,000       96,310,416
  5.62% due 11/09/00                              85,000       81,826,519
                                                          ---------------
                                                              322,553,366
                                                          ---------------
TOTAL INVESTMENTS,
AT AMORTIZED COST                                 105.5%  $14,672,508,771
OTHER ASSETS,
LESS LIABILITIES                                   (5.5)     (770,572,308)
                                                  -----   ---------------
NET ASSETS                                        100.0%  $13,901,936,463
                                                  =====   ===============

* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

February 29, 2000 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A)                                   $14,672,508,771
Cash                                                                         938
Interest receivable                                                  175,364,534
--------------------------------------------------------------------------------
  Total assets                                                    14,847,874,243
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    944,854,899
Payable to affiliate--Investment Advisory fee (Note 2A)                  864,921
Accrued expenses and other liabilities                                   217,960
--------------------------------------------------------------------------------
  Total liabilities                                                  945,937,780
--------------------------------------------------------------------------------
NET ASSETS                                                       $13,901,936,463
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $13,901,936,463
================================================================================


See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                        $437,190,840
EXPENSES:
Investment Advisory fees (Note 2A)                 $ 11,526,046
Administrative fees (Note 2B)                         3,842,015
Custody and fund accounting fees                      1,767,061
Trustees' fees                                           31,814
Audit fees                                               21,000
Legal fees                                               19,982
Other                                                    28,152
------------------------------------------------------------------------------
  Total expenses                                     17,236,070
  Less aggregate amounts waived by
    Investment Adviser and Administrator
    (Notes 2A, and 2B)                               (9,549,938)
  Less fees paid indirectly (Note 1E)                      (421)
------------------------------------------------------------------------------
Net expenses                                                         7,685,711
------------------------------------------------------------------------------
Net investment income                                             $429,505,129
==============================================================================

See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

CASH RESERVES PORTFOLIO

                                            SIX MONTHS ENDED
                                            FEBRUARY 29, 2000      YEAR ENDED
                                               (Unaudited)      AUGUST 31, 1999
===============================================================================
INCREASE (Decrease) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                     $    429,505,129      $   628,439,104
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                 27,245,381,664       47,581,662,450
Value of withdrawals                       (28,702,294,978)     (42,086,666,522)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                 (1,456,913,314)       5,494,995,928
-------------------------------------------------------------------------------
NET INCREASE (Decrease) IN NET ASSETS       (1,027,408,185)       6,123,435,032
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                         14,929,344,648        8,805,909,616
-------------------------------------------------------------------------------
End of period                             $ 13,901,936,463      $14,929,344,648
===============================================================================


See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS


                             SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                             FEBRUARY 29, 2000   -----------------------------------------------------------
                                (Unaudited)      1999        1998         1997          1996          1995
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)      $13,901,936  $14,929,345  $8,805,910  $7,657,400    $4,442,187    $4,765,406
Ratio of expenses to average
  net assets                          0.10%*       0.10%       0.10%       0.10%         0.10%         0.10%
Ratio of net investment income
  to average net assets               5.57%*       5.13%       5.65%       5.57%         5.64%         5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net
  assets                              0.22%*       0.22%       0.22%       0.23%         0.23%         0.23%
Net investment income to
average net assets                    5.45%*       5.01%       5.53%       5.44%         5.50%         5.75%
============================================================================================================


* Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENT It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

CASH RESERVES PORTFOLIO

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $11,526,046 of which $5,707,922 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $3,842,015, all of which were voluntarily waived for the six months ended February 29, 2000. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $175,256,041,856 and $175,492,697,226, respectively, for the six months ended February 29, 2000.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Portfolio was $22,033. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS

C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*


*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(of Cash Reserves Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston,  MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,  Boston,  MA 02110

AUDITORS
PricewaterhouseCoopers  LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP 150 Federal Street, Boston, MA 02110

================================================================================

================================================================================


              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS

                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS

                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

               INTERNATIONAL STOCKS

                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME

                 CitiFunds Balanced Portfolio

              BONDS

                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              Money Markets

                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves


This report is prepared for the information of shareholders of CitiFunds Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Cash Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Cash Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp [LOGO] Printed on recycled paper                   CFS/RCR/200

================================================================================
        C I T I F U N D S(SM)
================================================================================




U.S. TREASURY  RESERVES                                        C I T I F U N D S

SEMI-ANNUAL REPORT
FEBRUARY 29, 2000






--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................
CITIFUNDS U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      12
 ................................................................................
Statement of Assets and Liabilities                                           13
 ................................................................................
Statement of Operations                                                       13
 ................................................................................
Statement of Changes in Net Assets                                            14
 ................................................................................
Financial Highlights                                                          14
 ................................................................................
Notes to Financial Statements                                                 15
 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   Rising interest rates during the reporting period have benefited money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000 for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued growth of the U.S. economy.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds U.S. Treasury Reserves with the goal of achieving its investment objective: providing liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY INVESTORS IN SHORT-TERM U.S. TREASURY SECURITIES. Yields on such investments ended the six-month reporting period higher than where they began, reflecting the general trend of higher short-term interest rates in a period of rising interest rates. While rising interest rates negatively affected the prices of long-term bonds, price declines were much more modest among short-term securities such as those in which the Portfolio invests.

   The positive economic conditions that led to higher interest rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. As a result of these factors, many investors became concerned that unsustainable U.S. economic growth might cause inflationary pressures to resurface. As previously noted, in an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates in three 25-basis point increments during 1999 and raised them an additional 25 basis points on February 2, 2000.

   DESPITE THE POSITIVE EFFECTS OF HIGHER INTEREST RATES, THE U.S. TREASURY MARKET'S RETURNS WERE CONSTRAINED BY ITS OWN MARKET-SPECIFIC INFLUENCES, MOST NOTABLY CHANGES IN THE BALANCE BETWEEN SUPPLY AND DEMAND. Issuance of short-term U.S. Treasury securities generally fell during the reporting period, as the strong U.S. economy enabled the federal government to post a budget surplus, reducing the government's need to borrow.

   At the same time, demand was strong from foreign and domestic investors seeking a relatively safe place for money awaiting reinvestment in longer-term securities. Because of this imbalance between supply and demand, yields on U.S. Treasury securities tended to rise less than yields of other short-term instruments.

   THE PORTFOLIO MANAGERS' STRATEGY DURING THE SIX-MONTH PERIOD WAS TO MAINTAIN A RELATIVELY SHORT AVERAGE MATURITY, which was designed to enhance liquidity and keep assets available for higher-yielding securities as they became available. As of February 29, 2000, the Portfolio's average maturity was 52 days. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.) The portfolio's policy is to maintain a maximum average maturity of not more than 60 days in order to maintain its AAA/Aaa ratings by both Standard & Poor's and Moody's Investors Service Inc. (Standard & Poor's Corporation and Moody's Investor Service Inc. are two major credit reporting and bond-rating agencies.)

   In addition, THE MANAGERS ACTIVELY MANAGED THE MIX OF MATURITIES WITHIN THE FUND'S PORTFOLIO. Because of year-end and Y2K-related concerns, many investors gravitated to U.S. Treasury securities maturing during the first quarter of 2000. The Fund's managers avoided these maturities because of their low yields. Instead, short-term securities were emphasized as the end of 1999 approached, and the investment team purchased short-term Cash Management Bills issued by the U.S. Treasury to ensure market liquidity during the transition from 1999 to 2000. Y2K-related market disruptions have not materialized. However, the managers took advantage of this temporary opportunity to capture higher yield potential for the Fund's portfolio.

   Looking forward, the Fund's managers expect interest rates to remain near or slightly above current levels if the Fed continues to move toward a more restrictive monetary policy. However, MANAGEMENT BELIEVES THAT OVER THE LONG TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Accordingly, the managers are carefully searching for opportunities to take advantage of changes in the direction of interest rates, including possibly extending the Fund's average maturity within its conservative parameters to lock in higher yields in the near term.

FUND FACTS

FUND OBJECTIVE

To provide liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO         Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARK*
May 3, 1991                              o Lipper S&P AAA rated U.S.
                                           Treasury Money Market
NET ASSETS AS OF 2/29/00                   Funds Average
$295.9 million                           o IBC Financial Data 100% U.S.
                                           Treasury Rated Money Market
                                           Funds Average

* The Lipper Funds Average and IBC Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                                        SINCE
ALL PERIODS ENDED FEBRUARY 29, 2000     SIX       ONE       FIVE     MAY 3, 1991
(Unaudited)                           MONTHS**    YEAR      YEARS*    INCEPTION*
================================================================================
CitiFunds U.S. Treasury Reserves        2.19%     4.22%     4.57%       4.11%
Lipper S&P AAA rated U.S. Treasury
Money Market Funds Average              2.31%     4.46%     4.77%       4.25%+
IBC Financial Data 100% U.S. Treasury
Rated Money Market Funds Average        2.23%     4.29%     4.64%       4.26%+

*  Average Annual Total Return
** Not Annualized
+  Since April 30, 1991

7-DAY YIELDS
Annualized Current  4.80%
Effective           4.92%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================
ASSETS:

Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)   $297,397,430
Receivable for shares of beneficial interest sold                        115,682
--------------------------------------------------------------------------------
Total assets                                                         297,513,112
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    736,217
Dividends payable                                                        712,866
Payable to affiliate--Shareholder servicing agents' fees (Note 3B)        61,317
Accrued expenses and other liabilities                                    89,902
--------------------------------------------------------------------------------
Total liabilities                                                      1,600,302
--------------------------------------------------------------------------------
NET ASSETS for 295,912,810 shares of beneficial
  interest outstanding                                              $295,912,810
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $295,912,810
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $1.00
================================================================================


See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio             $8,425,075
Allocated expenses from U.S. Treasury Reserves Portfolio   (166,573)
--------------------------------------------------------------------------------
                                                                      $8,258,502
EXPENSES:
Administrative fees (Note 3A)                               583,419
Shareholder Servicing Agents' fees (Note 3B)                416,728
Distribution fees (Note 4)                                  166,691
Legal fees                                                   25,199
Shareholder reports                                          13,933
Custody and fund accounting fees                             11,403
Transfer agent fees                                           6,000
Audit fees                                                    5,387
Trustees' fees                                                3,455
Miscellaneous                                                13,707
--------------------------------------------------------------------------------
Total expenses                                            1,245,922
Less aggregate amounts waived by Administrator and
 Distributor
(Notes 3A and 4)                                           (242,524)
--------------------------------------------------------------------------------
Net expenses                                                           1,003,398
Net investment income                                                 $7,255,104
================================================================================


See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED
                                                  FEBRUARY 29, 2000   YEAR ENDED
                                                     (Unaudited)    AUGUST 31, 1999
===================================================================================
FROM INVESTMENT ACTIVITIES
Net investment income, declared as dividends
to shareholders (Note 2)                             $  7,255,104     $  12,931,115
===================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                          531,128,230       914,468,035
Net asset value of shares issued to shareholders
from reinvestment of dividends                          2,984,447         5,724,238
Cost of shares repurchased                           (581,695,459)     (896,627,173)
-----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 (47,582,782)       23,565,100
-----------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   343,495,592       319,930,492
-----------------------------------------------------------------------------------
End of period                                       $ 295,912,810     $ 343,495,592
===================================================================================

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS


                            SIX MONTHS ENDED             YEAR ENDED AUGUST 31,
                           FEBRUARY 29, 2000 -----------------------------------------
                               (Unaudited)   1999     1998    1997     1996     1995
======================================================================================
Net Asset Value, beginning
  of period                     $1.00000  $1.00000 $1.00000 $1.00000 $1.00000 $1.00000
Net investment income            0.02171   0.03947  0.04552  0.04547  0.04602  0.04751
Less dividends from net
  investment income             (0.02171) (0.03947)(0.04552)(0.04547)(0.04602)(0.04751)
--------------------------------------------------------------------------------------
Net Asset Value, end of period  $1.00000  $1.00000 $1.00000 $1.00000 $1.00000 $1.00000
======================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)               $295,913  $343,496 $319,930 $360,717 $317,996 $256,452
Ratio of expenses to
average net assets+                 0.70%*    0.70%    0.70%    0.70%    0.70%    0.70%
Ratio of net investment income
  to average net assets+            4.34%*    3.96%    4.55%    4.57%    4.61%    4.77%
Total return                        2.19%**   4.02%    4.65%    4.64%    4.70%    4.86%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share $0.02031  $0.03678 $0.04292 $0.04278 $0.04313 $0.04452

RATIOS:
Expenses to average net assets+     0.98%*    0.97%    0.96%    0.97%    1.00%    1.00%
Net investment income to
average net assets+                 4.06%*    3.69%    4.29%    4.30%    4.32%    4.47%
======================================================================================

*  Annualized
** Not Annualized
+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

See notes to financial statements

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds U.S. Treasury Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (24.3% at February 29, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that Fund.

   D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.70% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000, management agreed to voluntarily limit Fund expenses to 0.70%.

   A.  Administrative  Fees  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of average daily net assets of the Fund. The Administrative fees amounted to $583,419, of which $161,646 was voluntarily waived for the six months ended February 29, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $416,728 for the six months ended February 29, 2000.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate of 0.10% of the Fund's average daily net assets. The Distribution fees amounted to $166,691, of which $80,878 was voluntarily waived for the six months ended February 29, 2000. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through February 29, 2000.

CITIFUNDS U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $656,515,602 and $712,442,865, respectively, for the six months ended February 29, 2000.

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)


                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS--99.9%
--------------------------------------------------------------------------------
United States Treasury Bill,
due 3/23/00                           $177,730     $ 177,151,078
United States Treasury Bill,
due 3/30/00                            236,017       235,029,871
United States Treasury Bill,
due 4/06/00                            165,047       164,177,781
United States Treasury Bill,
due 4/13/00                            150,000       149,060,122
United States Treasury Bill,
due 4/27/00                             20,437        20,252,575
United States Treasury Bill,
due 5/11/00                             25,000        24,728,819
United States Treasury Bill,
due 5/15/00                             50,000        50,053,406
United States Treasury Bill,
due 5/18/00                            307,213       303,551,493
United States Treasury Bill,
due 5/25/00                            100,000        98,669,514
                                                  --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                       99.9%   $1,222,674,659
OTHER ASSETS,
  LESS LIABILITIES                         0.1%          866,321
                                          ----    --------------

NET ASSETS                               100.0%   $1,223,540,980
                                         =====    ==============

 See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,222,674,659
Cash                                                                         795
Interest receivable                                                      936,985
--------------------------------------------------------------------------------
  Total assets                                                     1,223,612,439
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate - Investment advisory fees (Note 2A)                 24,659
Accrued expenses and other liabilities                                    46,800
--------------------------------------------------------------------------------
  Total liabilities                                                       71,459
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,223,540,980
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,223,540,980
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                          $30,465,756

EXPENSES:
Investment Advisory fees (Note 2A)                    $   899,841
Administrative fees (Note 2B)                             299,947
Custody and fund accounting fees                          147,100
Legal fees                                                 31,960
Audit fees                                                 11,300
Trustees' fees                                              7,469
Miscellaneous                                              22,808
--------------------------------------------------------------------------------
  Total expenses                                        1,420,425
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                    (820,411)
Less fees paid  indirectly  (Note 1D)                         (10)
--------------------------------------------------------------------------------
  Net expenses                                                           600,004
--------------------------------------------------------------------------------
Net investment income                                                $29,865,752
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
                                               FEBRUARY 29, 2000    YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 1999
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                         $    29,865,752   $    40,398,488
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                     2,663,317,942     3,426,724,559
Value of withdrawals                           (2,658,269,225)   (3,190,341,131)
--------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                      5,048,717       236,383,428
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         34,914,469       276,781,916
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             1,188,626,511       911,844,595
--------------------------------------------------------------------------------
End of period                                 $ 1,223,540,980   $ 1,188,626,511
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                             SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                            FEBRUARY 29, 2000 ---------------------------------------------------------
                               (Unaudited)         1999        1998       1997      1996        1995
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                 $1,223,541      $1,188,627   $911,845   $907,910   $767,804  $832,258
Ratio of expenses to
  average net assets                    0.10%*          0.10%      0.10%      0.10%      0.10%     0.10%
Ratio of net investment income
  to average net assets                 4.96%*          4.55%      5.14%      5.15%      5.20%     5.36%
=======================================================================================================

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets          0.24%*          0.23%      0.23%      0.24%      0.25%     0.25%
Net investment income to
  average net assets                    4.82%*          4.42%      5.01%      5.01%      5.05%     5.21%
=======================================================================================================

*  Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Portfolio's Administrator. Citibank N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $899,841 of which $520,464 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   B. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $299,947, all of which was contractually waived for the six months ended February 29, 2000. The contractual fee waivers terminate on December 31, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $5,191,970,429 and $5,156,117,240, respectively, for the six months ended February 29, 2000.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Portfolio was $1,815. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,  Boston,  MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds U.S. Treasury Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds U.S. Treasury Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.


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